Pearson Investment - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 22, 2014	Jan. 22, 2013	Apr. 29, 2017	May 02, 2015	Apr. 30, 2016
Schedule Of Activities And Transactions Associated With Related Cost [Line Items]
Aggregate purchase price, paid by shares			2,737,290	2,737,290
Common stock, par value			$ 0.001		$ 0.001
Pearson Plc
Schedule Of Activities And Transactions Associated With Related Cost [Line Items]
Aggregate purchase price paid in cash		$ 89,500
Percentage of non controlling interest		5.00%
Percentage of common membership interest owned by Pearson PLC		78.20%
Preferred membership Interest		16.80%
Warrants purchase		5.00%
Pearson Plc | Common Stock
Schedule Of Activities And Transactions Associated With Related Cost [Line Items]
Aggregate purchase price, paid by shares	602,927
Common stock, par value	$ 0.001
Pearson Plc | Series B Preferred
Schedule Of Activities And Transactions Associated With Related Cost [Line Items]
Aggregate purchase price paid in cash	$ 13,750